OPTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Options
Shares outstanding beginning balance	7,958,900	7,917,650	7,917,650	7,917,650
Granted		41,250	41,250	336,250
Shares outstanding beginning balance		7,917,650	7,917,650	7,581,400
Exercised			0	0
Forfeited			0	0
Shares outstanding ending balance	7,958,900	7,958,900	7,958,900	7,917,650
Weighted Average Exercise Price
Weighted average exercise price of shares outstanding beginning balance	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Weighted average exercise price of share granted	0.00	0.64	0.64	0.56
Weighted average exercise price of share exercised	0.00	0.00	0	0
Weighted average exercise price of share forfeited	0.00	0.00	0	0
Weighted average exercise price of shares outstanding ending balance	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Weighted Average Remaining Contractual Terms
Weighted average remaining contractual terms of share outstanding, beginning	5 years 1 month 28 days	6 years 21 days	6 years 1 month 28 days	7 years 2 months 8 days
Weighted average remaining contractual terms of share outstanding, ending	4 years 10 months 28 days	5 years 1 month 28 days	5 years 1 month 28 days	7 years 2 months 9 days
Granted Options Exercisable
Outstanding beginning balance	6,081,250	5,765,680	5,765,680	5,470,540
Outstanding ending balance	6,112,670	6,081,250	6,081,250	5,765,680
Intrinsic Value
Aggregate intrinsic value of share outstanding beginning balance	$ 3,805,201	$ 3,627,845	$ 3,627,845	$ 1,827,117
Weighted average remaining contractual terms of share granted			9 years 7 months 17 days	9 years 6 months
Aggregate intrinsic value of share outstanding ending balance	$ 1,453,884	$ 3,805,201	$ 3,805,201	$ 3,627,845